Derivative Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Swap Agreements That Will Fix the Floating Interest Rates Associated With Its Term Loan
The Company has utilized swap agreements that will fix the floating interest rates associated with its Term Loan as shown in the following table:

Designation Date	Effective Date	Initial Notional Amount	Notional Amount Outstanding as of March 31, 2023	Fixed Rate	Expiration Date
December 2021	August 2020	$181,205,050	$522,934,227	0.7203%	April 2024
December 2021	August 2020	$388,877,200	$651,065,293	0.6826%	April 2024
December 2021	May 2022	$220,130,318	$272,061,373	0.4570%	April 2024
December 2021	May 2022	$306,004,562	$347,501,107	0.4480%	April 2024
December 2021	April 2024	$871,205,040	n/a	1.6533%	June 2025
December 2021	April 2024	$435,602,520	n/a	1.6560%	June 2025
December 2021	April 2024	$435,602,520	n/a	1.6650%	June 2025
March 2022	June 2025	$1,197,000,000	n/a	2.5540%	December 2026
March 2023	March 2023	$150,000,000	$150,000,000	3.9025%	December 2026
March 2023	March 2023	$150,000,000	$150,000,000	3.9100%	December 2026

The Company has utilized swap agreements that will fix the floating interest rates associated with its Term Loan as shown in the following table:

Designation Date	Effective Date	Initial Notional Amount	Notional Amount Outstanding as of December 31, 2022	Fixed Rate	Expiration Date
July 2021	August 2020	$89,863,420	$100,000,000	3.0680%	February 2023
December 2021	August 2020	$181,205,050	$478,905,707	0.7203%	April 2024
December 2021	August 2020	$388,877,200	$599,043,463	0.6826%	April 2024
December 2021	May 2022	$220,130,318	$218,699,843	0.4570%	April 2024
December 2021	May 2022	$306,004,562	$302,505,737	0.4480%	April 2024
December 2021	April 2024	$871,205,040	n/a	1.6533%	June 2025
December 2021	April 2024	$435,602,520	n/a	1.6560%	June 2025
December 2021	April 2024	$435,602,520	n/a	1.6650%	June 2025
March 2022	June 2025	$1,197,000,000	n/a	2.5540%	December 2026

Schedule of Fair Values and Location of Outstanding Derivative Instruments Recorded in the Condensed Consolidated Balance Sheets
The fair values and location of outstanding derivative instruments recorded in the Condensed Consolidated Balance Sheets are as follows (in millions):

	March 31, 2023	December 31, 2022
Assets
Other current assets	$72	$72
Other assets	37	62

Total	$109	$134

Liabilities
Other current liabilities	$—	$—
Other liabilities	5	—

Total	$5	$—

The fair values and location of outstanding derivative instruments recorded in the Consolidated Balance Sheets are as follows (in millions):

	December 31, 2022	December 31, 2021
Assets
Other current assets	$72	$1
Other assets	62	16

Total	$134	$17

Liabilities
Other current liabilities	$—	$8
Other liabilities	—	1

Total	$—	$9